Basis of Presentation	9 Months Ended
Jul. 31, 2013
Basis of Presentation

1. Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statement presentation.

Quiksilver, Inc. and its subsidiaries (the “Company”) has included all adjustments, consisting only of normal and recurring adjustments, necessary for a fair presentation of the results of operations for both the third quarter (three months) and nine months ended July 31, 2013 and 2012. References to any particular fiscal year refer to the year ended October 31 of that year (for example, “fiscal 2013” refers to the year ending October 31, 2013). The condensed consolidated financial statements and notes thereto should be read in conjunction with the audited financial statements and notes for the fiscal year ended October 31, 2012 included in the Company’s most recent Annual Report on Form 10-K. Interim results are not necessarily indicative of results for the full year.